Goodwill	9 Months Ended
Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	Goodwill

	Nine Months Ended	Year Ended
	September 30, 2024	December 31, 2023
	(in thousands)
Opening balance	$9,022,075	$8,971,670
Current period acquisitions	52,985	36,750
Foreign exchange movement	10,387	13,655
Closing balance	$9,085,447	$9,022,075
There were no impairment charges for the nine months ended September 30, 2024 or the year ended December 31, 2023.
HumanFirst Inc.
On January 9, 2024, the Company acquired HumanFirst Inc. ("HumanFirst"), a life sciences technology company in exchange for consideration of $13.3 million. The acquisition of Humanfirst has been accounted for as a business combination in accordance with ASC 805 'Business Combinations'.
The net cash outflow was $7.8 million comprising initial cash payments of $11.8 million, net of cash acquired of $4.0 million. Deferred consideration of $1.5 million remains unpaid as of September 30, 2024.
The purchase price allocation, as of the date of acquisition, was based on a preliminary valuation and may be subject to revision. Preliminarily, the HumanFirst acquisition resulted in the initial recognition of goodwill of $2.7 million and a developed technology intangible asset of $9.9 million. Preliminary goodwill arising in connection with the acquisition is primarily attributable to the assembled workforce of HumanFirst.
KCR S.A Group
On August 19, 2024, the Company acquired the KCR S.A Group ("KCR"), a CRO offering full service and functional services partnership ("FSP") clinical trial services, in exchange for consideration of $95.1 million. The acquisition of KCR has been accounted for as a business combination in accordance with ASC 805 'Business Combinations'.
The net cash outflow was $77.8 million comprising initial cash payments of $89.7 million, net of cash acquired of $11.9 million. Deferred consideration of $1.1 million remains unpaid as of September 30, 2024. The fair value of contingent consideration was estimated at the date of acquisition and amounted to $4.3 million.
The purchase price allocation, as of the date of acquisition, was based on a preliminary valuation and may be subject to revision. Preliminarily, the KCR acquisition resulted in the initial recognition of goodwill of $50.3 million and intangible assets of $30.8 million. Preliminary goodwill arising in connection with the acquisition is primarily attributable to the assembled workforce of KCR and the expected synergies of the acquisition.